Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals)	12 Months Ended
Jul. 31, 2026 USD ($)
Consolidated Statements of Changes in Shareholders’ Equity [Abstract]
Net of offering costs	$ 2,756,303